Pension and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Pension and Postretirement Benefit Plans
Reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets
	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2012	2011	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$14,499	$12,319	$5,332	$4,912	$2,108	$1,828
Acquisitions	11	―	26	48	―	―
Service cost	254	206	124	124	78	61
Interest cost	587	626	247	261	86	92
Participant contributions	―	―	5	5	52	56
Foreign exchange rate changes	―	―	83	(84)	(2)	(9)
Plan amendments	―	8	(7)	(31)	―	―
Actuarial (gain) loss	179	2,022	882	318	31	228
Medicare Part D Reimbursement	―	―	―	―	8	7
Benefit payments	(726)	(680)	(278)	(221)	(156)	(155)
Settlements, curtailments, special
termination benefits and other	26	(2)	―	―	―	―
Benefit obligation at end of year	$14,830	$14,499	$6,414	$5,332	$2,205	$2,108
Change in plan assets
Fair value of plan assets at
beginning of year	$12,102	$11,575	$4,643	$4,355	$1,209	$1,149
Acquisitions	8	―	―	26	―	―
Actual return on plan assets	1,645	972	463	272	149	94
Company contributions	752	237	327	280	67	65
Participant contributions	―	―	5	5	52	56
Foreign exchange rate changes	―	―	62	(74)	―	―
Benefit payments	(726)	(680)	(278)	(221)	(156)	(155)
Settlements, curtailments, special
termination benefits and other	―	(2)	―	―	―	―
Fair value of plan assets at end of year	$13,781	$12,102	$5,222	$4,643	$1,321	$1,209
Funded status at end of year	$(1,049)	$(2,397)	$(1,192)	$(689)	$(884)	$(899)

Amounts recognized in the Consolidated Balance Sheet and accumulated other comprehensive income
	Qualified and Non-qualified
	Pension Benefits						Postretirement
	United States				International		Benefits
(Millions)	2012		2011		2012	2011	2012		2011
Amounts recognized in the
Consolidated Balance Sheet as of
Dec. 31,
Non-current assets	$	―	$	―	$16	$40	$	―	$	―
Accrued benefit cost
Current liabilities		(43)		(41)	(8)	(8)		(4)		(4)
Non-current liabilities		(1,006)		(2,356)	(1,200)	(721)		(880)		(895)
Ending balance		$(1,049)		$(2,397)	$(1,192)	$(689)		$(884)		$(899)
Amounts recognized in accumulated
other comprehensive income as of
Dec. 31,
Net transition obligation (asset)	$	―	$	―	$(5)	$(8)	$	―	$	―
Net actuarial loss (gain)		4,679		5,623	2,458	1,858		1,028		1,171
Prior service cost (credit)		24		30	(150)	(167)		(197)		(269)
Ending balance		$4,703		$5,653	$2,303	$1,683		$831		$902

Amounts relating to pension plans with accumulated benefit obligations in excess of plan assets
	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2012	2011	2012	2011
Projected benefit obligation	$505	$14,499	$5,122	$2,983
Accumulated benefit obligation	492	13,804	4,808	2,740
Fair value of plan assets	8	12,102	4,038	2,321

Components of net periodic benefit cost and other amounts recognized in other comprehensive income
Components of net periodic cost and other amounts recognized in other comprehensive income

	Qualified and Non-qualified
	Pension Benefits										Postretirement
	United States						International				Benefits
(Millions)	2012		2011		2010		2012		2011	2010	2012		2011		2010
Net periodic benefit cost (benefit)
Service cost		$254		$206		$201		$124	$124	$105		$78		$61		$55
Interest cost		587		626		638		247	261	241		86		92		88
Expected return on plan assets		(992)		(927)		(929)		(295)	(289)	(278)		(84)		(77)		(83)
Amortization of transition
(asset) obligation		―		―		―		(1)	(2)	1		―		―		―
Amortization of prior service
cost (benefit)		5		11		13		(17)	(14)	(4)		(72)		(72)		(94)
Amortization of net actuarial (gain)
loss		470		334		221		122	116	84		108		102		85
Net periodic benefit cost (benefit)		$324		$250		$144		$180	$196	$149		$116		$106		$51
Settlements, curtailments, special
termination benefits and other		26		1		―		4	2	(22)		―		―		―
Net periodic benefit cost (benefit)
after settlements, curtailments,
special termination benefits
and other		$350		$251		$144		$184	$198	$127		$116		$106		$51
Other changes in plan assets and
benefit obligations recognized in
other comprehensive (income)
loss
Transition (asset) obligation	$	―	$	―	$	―	$	―	$(2)	$(1)	$	―	$	―	$	―
Amortization of transition (asset)
obligation		―		―		―		1	2	(1)		―		―		―
Prior service cost (benefit)		―		8		―		(7)	(32)	(91)		―		―		69
Amortization of prior service cost
(benefit)		(5)		(11)		(13)		17	14	4		72		72		94
Net actuarial (gain) loss		(470)		1,976		227		707	315	104		(33)		212		89
Amortization of net actuarial (gain)
loss		(470)		(334)		(221)		(122)	(116)	(84)		(108)		(102)		(85)
Foreign currency		―		―		―		24	(17)	(19)		(1)		(2)		(1)
Total recognized in other
comprehensive (income) loss		$(945)		$1,639		$(7)		$620	$164	$(88)		$(70)		$180		$166
Total recognized in net periodic
benefit cost (benefit) and other
comprehensive (income) loss		$(595)		$1,890		$137		$804	$362	$39		$46		$286		$217

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year

	Qualified and Non-qualified Pension Benefits
						Postretirement
(Millions)	United States		International	Benefits
Amortization of transition (asset) obligation	$	―	$(1)	$	―
Amortization of prior service cost (benefit)		5	(17)		(66)
Amortization of net actuarial (gain) loss		399	159		96
Total amortization expected over the next fiscal year		$404	$141		$30

Weighted-average assumptions used to determine benefit obligations and net cost
Weighted-average assumptions used to determine benefit obligations

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010

Discount rate	4.14%	4.15%	5.23%	3.78%	4.58%	5.04%	4.00%	4.04%	5.09%
Compensation rate
increase	4.00%	4.00%	4.00%	3.31%	3.52%	3.59%	N/A	N/A	N/A

Weighted-average assumptions used to determine net cost for years ended

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010

Discount rate	4.15%	5.23%	5.77%	4.58%	5.04%	5.30%	4.04%	5.09%	5.62%
Expected return
on assets	8.25%	8.50%	8.50%	6.38%	6.58%	6.90%	7.30%	7.38%	7.30%
Compensation rate
increase	4.00%	4.00%	4.30%	3.52%	3.59%	3.72%	N/A	N/A	N/A

Estimated future pension and postretirement benefit payments
Future Pension and Postretirement Benefit Payments

The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
2013 Benefit Payments	$760	$211	$113
2014 Benefit Payments	784	223	126
2015 Benefit Payments	808	236	138
2016 Benefit Payments	831	248	153
2017 Benefit Payments	854	256	154
Following five years	4,566	1,463	787

United States Qualified and Non-qualified Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category
	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2012		2011		2012		2011		2012		2011		2012	2011
Equities
U.S. equities		$1,662		$1,186		$11		$14		$5		$5	$1,678	$1,205
Non-U.S. equities		1,332		1,095		―		1		―		―	1,332	1,096
Derivatives		―		―		5		(3)		―		―	5	(3)
EAFE index funds		―		―		250		476		―		―	250	476
Index funds		―		―		156		128		1		1	157	129
Long/short equity		―		―		―		―		477		436	477	436
Total Equities		$2,994		$2,281		$422		$616		$483		$442	$3,899	$3,339
Fixed Income
U.S. government securities		$844		$776		$796		$869	$	―	$	―	$1,640	$1,645
Non-U.S. government
securities		―		―		378		314		―		―	378	314
Preferred and convertible
securities		4		4		―		5		―		―	4	9
U.S. corporate bonds		196		168		1,249		1,049		―		5	1,445	1,222
Non-U.S. corporate bonds		―		―		286		244		―		―	286	244
Asset-backed securities		―		―		21		23		―		―	21	23
Collateralized mortgage
obligations		―		―		43		137		―		―	43	137
Private placements		―		―		164		125		2		69	166	194
Derivative instruments		―		2		76		200		―		―	76	202
Other		―		―		29		24		―		―	29	24
Total Fixed Income		$1,044		$950		$3,042		$2,990		$2		$74	$4,088	$4,014
Private Equity
Buyouts	$	―	$	―	$	―	$	―		$662		$618	$662	$618
Derivative instruments		―		―		―		―		(51)		―	(51)	―
Direct investments		―		―		―		―		129		―	129	―
Distressed debt		―		―		―		―		301		333	301	333
Growth equity		7		1		―		―		84		27	91	28
Mezzanine		―		―		―		―		82		90	82	90
Real estate		―		―		―		―		136		148	136	148
Secondary		―		―		―		―		166		181	166	181
Venture capital		―		―		―		―		627		665	627	665
Total Private Equity		$7		$1	$	―	$	―		$2,136		$2,062	$2,143	$2,063
Absolute Return
Hedge funds and hedge fund of
funds	$	―	$	―		$833		$1,235		$664		$88	$1,497	$1,323
Bank loan and other fixed
income funds		―		―		―		―		201		432	201	432
Total Absolute Return	$	―	$	―		$833		$1,235		$865		$520	$1,698	$1,755
Commodities	$	―	$	―		$102		$435		$107		$105	$209	$540
Cash and Cash Equivalents		$429		$295		$1,547		$600	$	―	$	―	$1,976	$895
Total		$4,474		$3,527		$5,946		$5,876		$3,593		$3,203	$14,013	$12,606
Other items to reconcile to fair
value of plan assets													$(232)	$(504)
Fair value of plan assets													$13,781	$12,102

Summary of changes in the fair values of the plans level 3 assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income	Private Equity	Absolute Return	Commodities	Total
(Millions)
Beginning balance at Jan. 1, 2011	$506	$144	$2,075	$623	$111	$3,459
Net transfers into / (out of) level 3	―	5	―	(59)	―	(54)
Purchases, sales, issuances, and
settlements, net	(52)	(97)	(108)	3	―	(254)
Realized gain / (loss)	3	21	(50)	5	―	(21)
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(8)	(17)	133	(36)	―	72
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	(7)	18	12	(16)	(6)	1
Ending balance at Dec. 31, 2011	442	74	2,062	520	105	3,203
Net transfers into / (out of) level 3	―	(5)	―	472	―	467
Purchases, sales, issuances, and
settlements, net	(1)	(73)	(108)	(225)	―	(407)
Realized gain / (loss)	―	25	120	76	―	221
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(1)	(19)	(3)	(49)	(1)	(73)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	43	―	65	71	3	182
Ending balance at Dec. 31, 2012	$483	$2	$2,136	$865	$107	$3,593

International Qualified and Non-qualified Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category
	Fair Value Measurements Using Inputs Considered as											Fair Value at
(Millions)	Level 1				Level 2			Level 3				Dec. 31,
Asset Class	2012		2011		2012		2011	2012		2011		2012	2011
Equities
Growth equities		$628		$374		$133	$141	$	―	$	―	$761	$515
Value equities		468		401		23	98		―		―	491	499
Core equities		88		227		376	430		5		5	469	662
Total Equities		$1,184		$1,002		$532	$669		$5		$5	$1,721	$1,676
Fixed Income
Domestic government debt		$297		$188		$694	$579	$	―		$6	$991	$773
Foreign government debt		170		93		445	647		2		2	617	742
Corporate debt securities		―		113		630	404		18		19	648	536
Mortgage backed debt		―		―		31	25		―		―	31	25
Other debt obligations		―		―		268	39		16		12	284	51
Total Fixed Income		$467		$394		$2,068	$1,694		$36		$39	$2,571	$2,127
Private Equity
Private equity funds	$	―	$	―	$	―	$47		$22		$20	$22	$67
Real estate		3		3		42	38		49		47	94	88
Total Private Equity		$3		$3		$42	$85		$71		$67	$116	$155
Absolute Return
Hedge funds	$	―	$	―		$75	$172		$50	$	―	$125	$172
Insurance		―		―		―	―		433		369	433	369
Derivatives		―		―		20	58		―		―	20	58
Other		―		―		24	2		2		1	26	3
Total Absolute Return	$	―	$	―		$119	$232		$485		$370	$604	$602
Cash and Cash Equivalents		$211		$106		$21	$2	$	―	$	―	$232	$108
Total		$1,865		$1,505		$2,782	$2,682		$597		$481	$5,244	$4,668
Other items to reconcile to fair
value of plan assets												$(22)	$(25)
Fair value of plan assets												$5,222	$4,643

Summary of changes in the fair values of the plans level 3 assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income	Private Equity	Absolute Return	Total
(Millions)
Beginning balance at Jan. 1, 2011	$98	$34	$70	$344	$546
Net transfers into / (out of) level 3	(93)	―	(21)	18	(96)
Foreign currency exchange	―	(1)	(1)	(10)	(12)
Purchases, sales, issuances, and
settlements, net	―	―	17	3	20
Realized gain / (loss)	―	―	―	1	1
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―	6	2	14	22
Ending balance at Dec. 31, 2011	5	39	67	370	481
Net transfers into / (out of) level 3	―	―	―	―	―
Foreign currency exchange	―	2	(4)	2	―
Purchases, sales, issuances, and
settlements, net	―	(2)	11	92	101
Realized gain / (loss)	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―	(3)	(3)	21	15
Ending balance at Dec. 31, 2012	$5	$36	$71	$485	$597

Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category
	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2012		2011		2012		2011		2012		2011		2012	2011
Equities
U.S. equities		$466		$396	$	―	$	―	$	―	$	―	$466	$396
Non-U.S. equities		54		44		―		―		―		―	54	44
EAFE index funds		―		―		8		15		―		―	8	15
Index funds		―		―		42		43		―		―	42	43
Long/short equity		―		―		―		―		16		14	16	14
Total Equities		$520		$440		$50		$58		$16		$14	$586	$512
Fixed Income
U.S. government securities		$63		$55		$217		$197	$	―	$	―	$280	$252
Non-U.S. government
securities		―		―		16		12		―		―	16	12
U.S. corporate bonds		6		6		68		62		―		―	74	68
Non-U.S. corporate bonds		―		―		16		14		―		―	16	14
Asset-backed securities		―		―		6		5		―		―	6	5
Collateralized mortgage
obligations		―		―		4		7		―		―	4	7
Private placements		―		―		11		9		―		2	11	11
Derivative instruments		―		―		2		7		―		―	2	7
Other		―		―		1		1		―		―	1	1
Total Fixed Income		$69		$61		$341		$314	$	―		$2	$410	$377
Private Equity
Buyouts	$	―	$	―	$	―	$	―		$51		$56	$51	$56
Derivative instruments		―		―		―		―		(2)		―	(2)	―
Direct investments		―		―		―		―		4		―	4	―
Distressed debt		―		―		―		―		11		17	11	17
Growth equity		―		―		―		―		3		1	3	1
Mezzanine		―		―		―		―		3		3	3	3
Real estate		―		―		―		―		4		4	4	4
Secondary		―		―		―		―		5		6	5	6
Venture capital		―		―		―		―		91		100	91	100
Total Private Equity	$	―	$	―	$	―	$	―		$170		$187	$170	$187
Absolute Return
Hedge funds and hedge fund of
funds	$	―	$	―		$27		$40		$21		$3	$48	$43
Bank loan and other fixed
income funds		―		―		―		―		7		14	7	14
Total Absolute Return	$	―	$	―		$27		$40		$28		$17	$55	$57
Commodities	$	―	$	―		$3		$14		$4		$4	$7	$18
Cash and Cash Equivalents		$51		$10		$50		$51	$	―	$	―	$101	$61
Total		$640		$511		$471		$477		$218		$224	$1,329	$1,212
Other items to reconcile to fair
value of plan assets													$(8)	$(3)
Fair value of plan assets													$1,321	$1,209

Summary of changes in the fair values of the plans level 3 assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income		Private Equity	Absolute Return	Commodities	Total
(Millions)
Beginning balance at Jan. 1, 2011	$16		$4	$226	$20	$3	$269
Net transfers into / (out of) level 3	―		―	―	(2)	―	(2)
Purchases, sales, issuances, and
settlements, net	(1)		(3)	(43)	1	―	(46)
Realized gain / (loss)	―		1	(31)	―	―	(30)
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(1)		(1)	20	(1)	―	17
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―		1	15	(1)	1	16
Ending balance at Dec. 31, 2011	14		2	187	17	4	224
Net transfers into / (out of) level 3	―		―	―	15	―	15
Purchases, sales, issuances, and
settlements, net	―		(2)	(27)	(7)	―	(36)
Realized gain / (loss)	―		1	11	2	―	14
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―		(1)	(4)	(1)	―	(6)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	2		―	3	2	―	7
Ending balance at Dec. 31, 2012	$16	$	―	$170	$28	$4	$218